RISK AND UNCERTAINTIES (Details) - 401(k) Profit Sharing Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
RISK AND UNCERTAINTIES
Threshold percentage of concentration to total assets available for plan benefits	10.00%	10.00%
Common/collective funds | Pathroad Tactical Capital Appreciation and Income Fund
RISK AND UNCERTAINTIES
Investments held	$ 8,142,095	$ 7,083,405
Common/collective funds | Pathroad Tactical Balanced Growth and Income Fund
RISK AND UNCERTAINTIES
Investments held	$ 7,290,414	$ 6,386,278